Condensed Consolidated Statements of Changes in Stockholders (Deficit) Equity (Unaudited) - USD ($)	Total	Preferred Stock Series E	Preferred Stock Series F	Common Stock [Member]	Common stock to be issued [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Preferred Stock Series D
Balance, shares at Dec. 31, 2018		775,000
Balance, amount at Dec. 31, 2018	$ (3,414,469)	$ 78			$ 679,259	$ (5,675,391)	$ 1,581,585
Recapitalization, shares				699,152				389,036
Recapitalization, amount	2,298,212			$ 70	3,889,324		(1,591,221)	$ 39
Stock based compensation	3,890,627				3,803,922		86,705
Adjustment of redemption value of preferred stock	23,852						23,852
Beneficial conversion feature of preferred stock dividends	70,205						70,205
Preferred stock deemed dividend	(70,205)						(70,205)
Accrued preferred stock dividends	(70,205)						(70,205)
Series F Preferred stock issued for assets, shares			200,000
Series F Preferred stock issued for assets, amount	8,600,000		$ 20		8,599,980
Sale of Series D Preferred stock units, net of offering costs, shares								75,350
Sale of Series D Preferred stock units, net of offering costs, amount	1,334,997				1,334,990			$ 7
Notes and accrued interest cancelled pursuant to merger	706,501				706,501
Issuance of common shares upon conversion of Series D preferred stock, shares				49,200				(9,840)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 5	(5)
Issuance of common shares for deferred compensation, shares				197,838
Issuance of common shares for deferred compensation, amount				$ 20	(20)
Accrued salary forgiven pursuant to merger	187,500				187,500
Stockholder shares transferred as compensation expense	752,500				752,500
Reclassification of warrant derivative to liabilities related to Series D unit sales	(1,058,866)				(1,058,866)
Adjustment for fractional shares, shares				444
Issuance of common shares upon conversion of Series E preferred stock, shares		(40,014)		200,072
Issuance of common shares upon conversion of Series E preferred stock, amount		$ (4)		$ 20	(16)
Issuance of common shares upon conversion of Series F preferred stock, shares			(60,232)	301,160
Issuance of common shares upon conversion of Series F preferred stock, amount			$ (6)	$ 30	(24)
Net income (loss)	(11,812,797)
Balance, shares at Dec. 31, 2019		734,986	139,768	1,447,864				454,546
Balance, amount at Dec. 31, 2019	715,356	$ 74	$ 14	$ 145	18,203,265	18,203,265	(17,488,188)	$ 46
Stock based compensation	870,722					870,722
Issuance of common shares upon conversion of Series D preferred stock, shares				161,250				(12,900)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 16		(15)		$ (1)
Issuance of common shares upon conversion of Series E preferred stock, shares		(3,141)		39,260
Issuance of common shares upon conversion of Series E preferred stock, amount				$ 4		(4)
Issuance of common shares upon conversion of Series F preferred stock, shares			(64,272)	803,414
Issuance of common shares upon conversion of Series F preferred stock, amount			$ (6)	$ 80		(74)
Series D Preferred stock issued for accrued penalties, shares								106,134
Series D Preferred stock issued for accrued penalties, amount	1,929,516					1,929,505		$ 11
Net income (loss)	(2,482,605)						(2,482,605)
Balance, shares at Mar. 31, 2020		731,845	75,496	4,623,582				547,780
Balance, amount at Mar. 31, 2020	1,032,989	$ 74	$ 8	$ 462		21,003,182	(19,970,793)	$ 56
Balance, shares at Dec. 31, 2019		734,986	139,768	1,447,864				454,546
Balance, amount at Dec. 31, 2019	715,356	$ 74	$ 14	$ 145	18,203,265	18,203,265	(17,488,188)	$ 46
Net income (loss)	(8,988,402)
Balance, shares at Sep. 30, 2020		731,845	64,382	5,131,508				527,795
Balance, amount at Sep. 30, 2020	3,698,982	$ 74	$ 7	$ 513		22,776,960	(26,473,590)	$ 54
Balance, shares at Dec. 31, 2019		734,986	139,768	1,447,864				454,546
Balance, amount at Dec. 31, 2019	715,356	$ 74	$ 14	$ 145	18,203,265	18,203,265	(17,488,188)	$ 46
Stock based compensation	3,058,072				3,058,072
Issuance of common shares upon conversion of Series D preferred stock, shares				171,300				(34,260)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 17	(14)			$ (3)
Issuance of common shares upon conversion of Series E preferred stock, shares		(3,141)		15,704
Issuance of common shares upon conversion of Series E preferred stock, amount				$ 2	(2)
Issuance of common shares upon conversion of Series F preferred stock, shares			(75,386)	376,936
Issuance of common shares upon conversion of Series F preferred stock, amount			$ (7)	$ 38	(31)
Series D Preferred stock issued for accrued penalties, shares								106,134
Series D Preferred stock issued for accrued penalties, amount	1,929,516				1,929,505			$ 11
Net income (loss)	(17,036,837)					(17,036,837)
Sale of Series D Preferred stock units, shares								1,375
Sale of Series D Preferred stock units, amount	25,000				25,000
Reclassification of warrant derivative to liabilities related to Series D unit sale	(26,465)				(26,465)
Issuance of shares for services, shares				40,800
Issuance of shares for services, amount	154,700			$ 4	154,696
Issuance of vested shares, shares				125,000
Issuance of vested shares, amount				$ 13	(13)
Issuance of common shares upon conversion of convertible notes and accrued interest, shares				24,000
Issuance of common shares upon conversion of convertible notes and accrued interest, amount	56,396			$ 2	56,394
Balance, shares at Dec. 31, 2020		731,845	64,382	2,203,009				527,795
Balance, amount at Dec. 31, 2020	(11,124,262)	$ 74	$ 7	$ 220	23,400,408	(34,525,025)	(34,525,025)	$ 54
Balance, shares at Mar. 31, 2020		731,845	75,496	4,623,582				547,780
Balance, amount at Mar. 31, 2020	1,032,989	$ 74	$ 8	$ 462		21,003,182	(19,970,793)	$ 56
Stock based compensation	665,230					665,230
Issuance of common shares upon conversion of Series D preferred stock, shares				157,000				(12,560)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 16		(15)		$ (1)
Issuance of common shares upon conversion of Series F preferred stock, shares			(11,114)	138,926
Issuance of common shares upon conversion of Series F preferred stock, amount			$ (1)	$ 14		(13)
Net income (loss)	(7,941,215)						(7,941,215)
Sale of Series D Preferred stock units, shares								1,375
Sale of Series D Preferred stock units, amount	25,000					25,000
Reclassification of warrant derivative to liabilities related to Series D unit sale	(26,465)					(26,465)
Issuance of shares for services, shares				90,000
Issuance of shares for services, amount	120,500			$ 9		120,491
Balance, shares at Jun. 30, 2020		731,845	64,382	5,009,508				536,595
Balance, amount at Jun. 30, 2020	(6,123,961)	$ 74	$ 7	$ 501		21,787,410	(27,912,008)	$ 55
Stock based compensation	955,361					955,361
Issuance of common shares upon conversion of Series D preferred stock, shares				110,000				(8,800)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 11		(10)		$ (1)
Net income (loss)	1,435,418						1,435,418
Issuance of shares for services, shares				12,000
Issuance of shares for services, amount	34,200			$ 1		34,199
Balance, shares at Sep. 30, 2020		731,845	64,382	5,131,508				527,795
Balance, amount at Sep. 30, 2020	3,698,982	$ 74	$ 7	$ 513		22,776,960	(26,473,590)	$ 54
Balance, shares at Dec. 31, 2020		731,845	64,382	2,203,009				527,795
Balance, amount at Dec. 31, 2020	(11,124,262)	$ 74	$ 7	$ 220	$ 23,400,408	(34,525,025)	(34,525,025)	$ 54
Stock based compensation	502,407					502,407
Issuance of common shares upon conversion of Series D preferred stock, shares				372,266				(74,453)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 37		(30)		$ (7)
Issuance of common shares upon conversion of Series F preferred stock, shares			(17,535)	87,674
Issuance of common shares upon conversion of Series F preferred stock, amount			$ (2)	$ 9		(7)
Net income (loss)	(6,280,066)						(6,280,066)
Stock based compensation	502,407					502,407
Issuance of common shares for Scouted acquisition, shares				175,421	15,591
Issuance of common shares for Scouted acquisition, amount	1,384,840			$ 18	$ 113,036	1,271,786
Issuance of shares for Upsider acquisition, shares					271,153
Issuance of shares for Upsider acquisition, amount	2,135,331				$ 2,135,331
Issuance of common shares for accrued compensation, shares				1,625
Issuance of common shares for accrued compensation, amount	16,425					16,425
Issuance of common shares upon conversion of debentures and accrued interest, shares				71,485
Issuance of common shares upon conversion of debentures and accrued interest, amount	199,403			$ 7		199,396
Cancellation of Series D preferred stock, shares								(8,755)
Cancellation of Series D preferred stock, amount						1		$ (1)
Reclassification of derivative liability upon cancellation of Series D warrants	373,070					373,070
Balance, shares at Mar. 31, 2021		731,845	46,847	2,911,480	286,744			444,587
Balance, amount at Mar. 31, 2021	(12,792,852)	$ 74	$ 5	$ 291	$ 2,248,367	25,763,456	(40,805,091)	$ 46
Balance, shares at Dec. 31, 2020		731,845	64,382	2,203,009				527,795
Balance, amount at Dec. 31, 2020	(11,124,262)	$ 74	$ 7	$ 220	$ 23,400,408	(34,525,025)	(34,525,025)	$ 54
Net income (loss)	(10,401,863)
Offering costs	(1,651,889)
Balance, shares at Sep. 30, 2021		86,000		14,394,329	587,945
Balance, amount at Sep. 30, 2021	18,632,927	$ 9		$ 1,439	$ 59	63,558,308	(44,926,888)
Balance, shares at Mar. 31, 2021		731,845	46,847	2,911,480	286,744			444,587
Balance, amount at Mar. 31, 2021	(12,792,852)	$ 74	$ 5	$ 291	$ 2,248,367	25,763,456	(40,805,091)	$ 46
Stock based compensation	960,334					960,334
Issuance of common shares upon conversion of Series D preferred stock, shares				341,560				(68,312)
Issuance of common shares upon conversion of Series D preferred stock, amount				$ 34		(27)		$ (7)
Net income (loss)	3,528,279						3,528,279
Issuance of shares for services, shares				20,000
Issuance of shares for services, amount	152,500			$ 2		152,498	152,500
Stock based compensation	960,334					960,334
Issuance of common shares for Scouted acquisition, shares				15,591	(15,591)
Issuance of common shares for Scouted acquisition, amount				$ 2	$ (113,036)	113,034
Issuance of issuable common shares for Scouted acquisition, shares				15,591	(15,591)
Issuance of issuable common shares for Scouted acquisition, amount				$ 2	$ (113,036)	113,034
Issuance of issuable common shares for Upsider acquisition, shares				271,153	(271,153)
Issuance of issuable common shares for Upsider acquisition, amount				$ 27	$ (2,135,331)	2,135,304
Issuance of shares for One Wire acquisition, shares				155,327
Issuance of shares for One Wire acquisition, amount	1,436,777			$ 16		1,436,761
Issuance of common shares upon conversion of debentures, shares				17,687
Issuance of common shares upon conversion of debentures, amount	67,213			$ 2		67,211
Issuance of common shares for accounts payable, shares				32,941
Issuance of common shares for accounts payable, amount	140,000			$ 3		139,997
Issuance of issuable shares for Upsider acquisition, shares				271,153	(271,153)
Issuance of issuable shares for Upsider acquisition, amount				$ 27	$ (2,135,331)	2,135,304
Issuance of shares for One Wire acquisition, shares				155,327
Issuance of shares for One Wire acquisition, amount	1,436,777			$ 16		1,436,761
Balance, shares at Jun. 30, 2021		731,845	46,847	3,765,739				376,275
Balance, amount at Jun. 30, 2021	(6,507,749)	$ 74	$ 5	$ 377		30,768,568	(37,276,812)	$ 39
Stock based compensation	1,928,646					1,928,646
Issuance of common shares upon conversion of Series E preferred stock, shares		(645,845)		3,229,225
Issuance of common shares upon conversion of Series E preferred stock, amount		$ (65)		$ 323		(258)
Issuance of common shares upon conversion of Series F preferred stock, shares			(46,847)	234,237
Issuance of common shares upon conversion of Series F preferred stock, amount			$ (5)	$ 23		(18)
Net income (loss)	(7,650,076)						(7,650,076)
Proceeds from sale of common stock and warrants, shares				2,400,000
Proceeds from sale of common stock and warrants, amount	12,003,600			$ 240		12,003,360
Offering costs	(1,651,889)					(1,651,889)
Reclassification of derivative liabilities upon modification of warrants	9,809,405					9,809,405
Cost related to modification of warrants	12,624					12,624
Deferred offering costs	(78,038)					(78,038)
Common stock issued for the exchange of warrants, shares				522,108
Common stock issued for the exchange of warrants, amount				$ 52		(52)
Issuance of common shares and pre-funded warrants upon conversion of Series D preferred stock, shares				1,293,430	587,945			(376,275)
Issuance of common shares and pre-funded warrants upon conversion of Series D preferred stock, amount				$ 129	$ 59	(149)		$ (39)
Issuance of earn-out common shares for Upsider acquisition, shares				321,390
Issuance of earn-out common shares for Upsider acquisition, amount	1,394,768			$ 32		1,394,736
Issuance of common shares for Parrut acquisition, shares				257,545
Issuance of common shares for Parrut acquisition, amount	1,264,551			$ 26		1,264,525
Issuance of common shares for Novo acquisition, shares				508,711
Issuance of common shares for Novo acquisition, amount	2,019,583			$ 51		2,019,532
Issuance of common shares upon conversion of debentures, accrued interest, and penalties, shares				1,489,444
Issuance of common shares upon conversion of debentures, accrued interest, and penalties, amount	4,291,102			$ 149		4,290,953
Proceeds from sale of common stock related to over allotment, shares				360,000
Proceeds from sale of common stock related to over allotment, amount	1,796,400			$ 36		1,796,364
RSUs issued for services, shares				12,500
RSUs issued for services, amount				$ 1		(1)
Balance, shares at Sep. 30, 2021		86,000		14,394,329	587,945
Balance, amount at Sep. 30, 2021	$ 18,632,927	$ 9		$ 1,439	$ 59	$ 63,558,308	$ (44,926,888)